Net Income per Share of Common Stock attributable to Common Stockholders (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Outstanding Shares of Potentially Dilutive Securities Excluded from Computation of Diluted Net Income (Loss) per Share of Common Stock

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net income per share of common stock for the periods presented, because including them would have been anti-dilutive:

	Three Months Ended June 30,
	2012	2011
Convertible preferred stock	—	15,221,571
Options to purchase common stock	2,562	68,164
Convertible preferred stock warrant	—	80,560

Total	2,562	15,370,295

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net income per share of common stock for the periods presented, because including them would have been anti-dilutive:

	Fiscal Year Ended March 31,
	2012	2011	2010
Convertible preferred stock (on an as-if converted basis)	15,221,571	15,221,571	15,221,571
Options to purchase common stock	379,304	—	143,757
Restricted stock units and performance share units	65,899	—	—
Convertible preferred stock warrant	80,560	—	—

Total	15,747,334	15,221,571	15,365,328

Reconciliation of Basic and Diluted Net Income (Loss) per Share Attributable to Common Stockholders

A reconciliation of the basic and diluted net income per share attributable to common stockholders is as follows (in thousands except share and per share amounts):

	Three Months Ended June 30,
	2012	2011
Net income per share:
Net income	$2,131	$1,812
Less: Income attributable to convertible preferred stockholders	—	1,758

Net income attributable to common stockholders—basic and diluted	$2,131	$54

Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders—basic	16,936,007	464,994
Potential dilutive options	659,040	771,416
Potential dilutive restricted stock units	5,861	—

Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders—diluted	17,600,908	1,236,410

Net income per share attributable to common stockholders
—Basic	$0.13	$0.12

—Diluted
	$0.12	$0.04

A reconciliation of the numerator and denominator used in the calculation of the basic and diluted net income per share attributable to common stockholders is as follows (in thousands except share and per share amounts):

	Fiscal Year Ended March 31,
	2012	2011	2010
Net income per share:
Numerator
Net income	$9,589	$20,155	$6,023
Less: Dividends paid to convertible preferred stockholders	13,141	12,159	3,378
Undistributed income (loss) attributable to convertible preferred stockholders	(3,842)	7,400	2,468

Net income attributable to common stockholders—basic and diluted	$290	$596	$177

Denominator
Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders—basic	469,089	461,884	461,248
Potential dilutive options, as calculated using treasury stock method	641,999	703,561	422,179
Potential dilutive warrants, as calculated using treasury stock method	—	35,680	16,112

Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders—diluted	1,111,088	1,201,125	899,539

Net income per share attributable to common stockholders
—Basic	$0.62	$1.29	$0.38

—Diluted	$0.26	$0.50	$0.20